Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Foreign Currency
Foreign currency exchange gain (loss)	¥ (394)	$ (62)	¥ (4,084)	¥ 237
Convenience Translation
Translation to USD	6.3726	6.3726